PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 462,860	$ 413,980
Ending balance	456,208	462,860	$ 413,980
Additions related to right-of-use assets	13,279	11,295	16,554
Fully depreciated assets	6,546	9,222	5,597
Buildings and leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	44,075	39,606
Ending balance	44,094	44,075	39,606
Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	22,742	5,403
Ending balance	23,514	22,742	5,403
Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	37,195	25,376
Ending balance	35,033	37,195	25,376
Midstream assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	337,658	329,162
Ending balance	331,670	337,658	329,162
Other property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	21,190	14,433
Ending balance	21,897	21,190	14,433
Gross carrying amount
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	601,667	511,440	443,018
Additions	42,496	95,245	70,855
Disposals	(11,076)	(5,018)	(2,433)
Ending balance	633,087	601,667	511,440
Additions related to acquisitions	234	26,815	25,961
Gross carrying amount | Buildings and leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	47,682	41,684	28,190
Additions	1,134	9,421	13,494
Disposals	(561)	(3,423)	0
Ending balance	48,255	47,682	41,684
Gross carrying amount | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	30,369	9,492	6,768
Additions	3,964	20,886	2,737
Disposals	(2,097)	(9)	(13)
Ending balance	32,236	30,369	9,492
Gross carrying amount | Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	66,389	45,562	35,129
Additions	11,715	22,399	12,700
Disposals	(6,929)	(1,572)	(2,267)
Ending balance	71,175	66,389	45,562
Gross carrying amount | Midstream assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	433,484	398,663	367,331
Additions	21,644	34,835	31,485
Disposals	0	(14)	(153)
Ending balance	455,128	433,484	398,663
Gross carrying amount | Other property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	23,743	16,039	5,600
Additions	4,039	7,704	10,439
Disposals	(1,489)	0	0
Ending balance	26,293	23,743	16,039
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(138,807)	(97,460)	(60,915)
Period changes	(46,844)	(42,913)	(38,053)
Disposals	8,772	1,566	1,508
Ending balance	(176,879)	(138,807)	(97,460)
Accumulated depreciation and amortisation | Buildings and leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(3,607)	(2,078)	(1,007)
Period changes	(581)	(1,819)	(1,071)
Disposals	27	290	0
Ending balance	(4,161)	(3,607)	(2,078)
Accumulated depreciation and amortisation | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(7,627)	(4,089)	(2,860)
Period changes	(3,024)	(3,547)	(1,231)
Disposals	1,929	9	2
Ending balance	(8,722)	(7,627)	(4,089)
Accumulated depreciation and amortisation | Motor vehicles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(29,194)	(20,186)	(12,409)
Period changes	(12,887)	(10,270)	(9,259)
Disposals	5,939	1,262	1,482
Ending balance	(36,142)	(29,194)	(20,186)
Accumulated depreciation and amortisation | Midstream assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(95,826)	(69,501)	(43,597)
Period changes	(27,632)	(26,330)	(25,928)
Disposals	0	5	24
Ending balance	(123,458)	(95,826)	(69,501)
Accumulated depreciation and amortisation | Other property and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(2,553)	(1,606)	(1,042)
Period changes	(2,720)	(947)	(564)
Disposals	877	0	0
Ending balance	$ (4,396)	$ (2,553)	$ (1,606)